Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 2,859,799	$ 2,467,824
Credit card receivables	177,546	21,848
Total	$ 3,037,345	$ 2,489,672	$ 2,385,458	$ 1,513,713